Share Capital (Schedule of Stock Options Range for Outstanding and Exercisable Shares) (Details)	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2018 USD ($) shares year	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	6,655,455	6,655,455	10,429,345	9,511,636
Outstanding weighted average exercise price (CAD per share)	$ 7.38		$ 7.94	$ 10.87
Weighted average remaining contractual life of options outstanding (years) | year	2.65	2.65
Number of options exercisable (in shares) | shares	4,737,738	4,737,738
Exercisable weighted average exercise price (CAD per share))	$ 7.79
$0.82 - $3.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	213,108	213,108
Outstanding weighted average exercise price (CAD per share)	$ 2.67
Weighted average remaining contractual life of options outstanding (years) | year	0.04	0.04
Number of options exercisable (in shares) | shares	213,108	213,108
Exercisable weighted average exercise price (CAD per share))	$ 2.67
$3.01 - $7.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	2,668,070	2,668,070
Outstanding weighted average exercise price (CAD per share)	$ 4.97
Weighted average remaining contractual life of options outstanding (years) | year	4.52	4.52
Number of options exercisable (in shares) | shares	1,136,011	1,136,011
Exercisable weighted average exercise price (CAD per share))	$ 4.18
$7.01 - $11.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	3,159,640	3,159,640
Outstanding weighted average exercise price (CAD per share)	$ 8.24
Weighted average remaining contractual life of options outstanding (years) | year	1.66	1.66
Number of options exercisable (in shares) | shares	2,773,982	2,773,982
Exercisable weighted average exercise price (CAD per share))	$ 8.05
$11.01 - $15.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	249,777	249,777
Outstanding weighted average exercise price (CAD per share)	$ 13.15
Weighted average remaining contractual life of options outstanding (years) | year	0.67	0.67
Number of options exercisable (in shares) | shares	249,777	249,777
Exercisable weighted average exercise price (CAD per share))	$ 13.15
$15.01 - $19.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	364,860	364,860
Outstanding weighted average exercise price (CAD per share)	$ 16.42
Weighted average remaining contractual life of options outstanding (years) | year	0.56	0.56
Number of options exercisable (in shares) | shares	364,860	364,860
Exercisable weighted average exercise price (CAD per share))	$ 16.42
Bottom of range [member] | $0.82 - $3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options		$ 0.82
Bottom of range [member] | $3.01 - $7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options		3.01
Bottom of range [member] | $7.01 - $11.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options		7.011
Bottom of range [member] | $11.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options		11.01
Bottom of range [member] | $15.01 - $19.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options		15.01
Bottom of range [member] | $19.01 - $23.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options		19.01
Top of range [member] | $0.82 - $3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options		3.00
Top of range [member] | $3.01 - $7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options		7.00
Top of range [member] | $7.01 - $11.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options		11.00
Top of range [member] | $11.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options		15.00
Top of range [member] | $15.01 - $19.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options		19.00
Top of range [member] | $19.01 - $23.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options		$ 23.00